Note 8 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets
Stock based compensation	422,672	-
Net operating losses	339,765	1,391,787
	762,437	1,391,787
Less valuation allowance	(762,437)	(1,391,787)
Deferred tax asset - net valuation allowance	$--	$--